Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of contingent liabilities and commitments [Line Items]
Guarantees and formal standby facilities, credit lines and other commitments	£ 43,499	£ 43,475
Contingent Liability for Guarantees [Member]
Disclosure of contingent liabilities and commitments [Line Items]
Guarantees given to third parties	1,557	1,859
Loan commitments [member] | Not Later Than 1 Year [member]
Disclosure of contingent liabilities and commitments [Line Items]
Formal standby facilities, credit lines and other commitments	10,664	9,462
Loan commitments [member] | More than One Year [member]
Disclosure of contingent liabilities and commitments [Line Items]
Formal standby facilities, credit lines and other commitments	£ 31,278	£ 32,154